Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Authorized shares of common stock (in shares)		100,000	100,000
Par value of shares of common stock (in dollars per share)		$ 20	$ 20
Dividends paid	[1]	$ 0.0	$ 1.7	$ 1.2
Dividends			30.0	$ 1.2	[2]
Non-cash dividend			28.3
Additional Paid-in Capital
Class of Stock [Line Items]
Dividends			$ 28.9

[1]	For the year ended 2022, the Company had a $28.3 million non-cash extraordinary dividend. See Note 7 for additional information.
[2]	(1) Dividends are required to be deducted from retained earnings available as of the dividend date and when depleted, deducted from additional paid-in capital and treated as a return of capital.